Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PENN SERIES FUNDS INC
Entity Central Index Key	0000702340
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000018285 [Member]
Shareholder Report [Line Items]
Fund Name	Money Market Fund
Class Name	Money Market Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Series Money Market Fund (“Fund”) for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Money Market Fund	$59	0.58%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Net Assets	$ 140,269,200
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 486,341
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$140,269,200
Total number of portfolio holdings	24
Total advisory fee paid	$486,341

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
U.S. Treasury Bills 4.219%, 01/16/25	7.1%
Federal Farm Credit Banks 4.312%, 01/28/25	7.1%
Federal Home Loan Banks 4.275%, 01/06/25	5.0%
U.S. Treasury Bills 4.291%, 01/30/25	5.0%
Federal Home Loan Banks 4.264%, 01/17/25	4.3%
Federal National Mortgage 4.373%, 01/03/25	3.6%
Freddie Mac Discount Notes 4.553%, 01/07/25	3.6%
Tennessee Valley Authority 4.385%, 01/08/25	3.6%
Freddie Mac Discount Notes 4.548%, 01/08/25	3.6%
Freddie Mac Discount Notes 4.547%, 01/09/25	3.6%

Largest Holdings [Text Block]
Top 10 Holdings
U.S. Treasury Bills 4.219%, 01/16/25	7.1%
Federal Farm Credit Banks 4.312%, 01/28/25	7.1%
Federal Home Loan Banks 4.275%, 01/06/25	5.0%
U.S. Treasury Bills 4.291%, 01/30/25	5.0%
Federal Home Loan Banks 4.264%, 01/17/25	4.3%
Federal National Mortgage 4.373%, 01/03/25	3.6%
Freddie Mac Discount Notes 4.553%, 01/07/25	3.6%
Tennessee Valley Authority 4.385%, 01/08/25	3.6%
Freddie Mac Discount Notes 4.548%, 01/08/25	3.6%
Freddie Mac Discount Notes 4.547%, 01/09/25	3.6%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018286 [Member]
Shareholder Report [Line Items]
Fund Name	Limited Maturity Bond Fund
Class Name	Limited Maturity Bond Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Series Limited Maturity Bond Fund (“Fund”) for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited Maturity Bond Fund	$74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Limited Maturity Bond Fund returned 5.63% for the twelve-months ended December 31, 2024. During the same period, the Bloomberg U.S. Aggregate Bond Index, the Fund's broad-based benchmark, returned 1.25%, while the Bloomberg U.S. Government/Credit 1-3 Year Bond Index, the Fund's performance benchmark, returned 4.36%.
Top Contributors To Performance
Overweight positioning in floating-rate securities, including collateralized loan obligations and student loan asset-backed securities, benefited Fund performance. High floating-rate coupon rates coupled with price appreciation contributed to the strong annual returns.
Spread tightening for investment-grade and high-yield corporate bonds contributed to excess returns versus the benchmark. Strong investor demand for attractive all-in yield levels led to corporate spreads steadily tightening throughout the year.
Top Detractors From Performance
Residential mortgage-backed securities (RMBS) performance detracted from results. RMBS spreads widened modestly during the year and underperformed relative to other fixed income credit spread sectors. The increase in intermediate to long-term interest rates also weighed on valuations for RMBS.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2014 through December 31, 2024

Average Annual Return [Table Text Block]
Average Annual Total Return (as of December 31, 2024)	1 Year	5 Years	10 Years
Limited Maturity Bond Fund	5.63%	2.34%	2.30%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	1.25%	(0.33)%	1.35%
Bloomberg U.S. Government/Credit 1-3 Year Bond Index (reflects no deduction for fees, expenses or taxes)	4.36%	1.58%	1.63%

Net Assets	$ 73,884,603
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 704,884
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$73,884,603
Total number of portfolio holdings	56
Total advisory fee paid	$704,884
Portfolio turnover rate	49%
Weighted Average Maturity	5.2 Years
Effective Duration	1.6 Years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Asset Class Allocation
Corporate Bonds	35.8%
Residential Mortgage Backed Securities	30.0%
Asset Backed Securities	25.0%
Commercial Mortgage Backed Securities	5.9%
U.S. Treasury Obligations	2.1%
Money Market Funds	1.2%
Bond Quality Allocation [1]
[1] Source: Independent Rating Agencies such as Moody’s, S&P, Fitch, etc.
Note: When a security is rated differently by three rating agencies, the median rating is used; when rated differently by two rating agencies, the lower rating is used.

Credit Quality Explanation [Text Block]	Note: When a security is rated differently by three rating agencies, the median rating is used; when rated differently by two rating agencies, the lower rating is used.
Credit Ratings Selection [Text Block]	Source: Independent Rating Agencies such as Moody’s, S&P, Fitch, etc.
Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018287 [Member]
Shareholder Report [Line Items]
Fund Name	Index 500 Fund
Class Name	Index 500 Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Series Index 500 Fund (“Fund”) for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Index 500 Fund	$38	0.34%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Index 500 Fund returned 24.61% for the twelve-months ended December 31, 2024. During the same period, the S&P 500® Index, the Fund's broad-based benchmark, returned 25.02%.
Top Contributors To Performance
On an individual security level, the top contributors to the Fund’s performance during the reporting period were NVIDIA Corp., Apple Inc., Broadcom Inc., Amazon.com Inc. and Alphabet Inc. On a sector level, the top contributors to the Fund’s performance during the reporting period were information technology, financials and communication services.
Top Detractors From Performance
On an individual security level, the top detractors to the Fund’s performance during the reporting period were Intel Corp., Adobe Inc., Boeing Company, NIKE Inc. and CVS Health Corporation. On a sector level, the top detractors from the Fund’s performance during the reporting period were energy, real estate and materials.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index.
Growth of $10,000
For the period December 31, 2014 through December 31, 2024

Average Annual Return [Table Text Block]
Average Annual Total Return (as of December 31, 2024)	1 Year	5 Years	10 Years
Index 500 Fund	24.61%	14.24%	12.76%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	25.02%	14.53%	13.10%

Net Assets	$ 852,442,426
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 1,015,163
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$852,442,426
Total number of portfolio holdings	505
Total advisory fee paid	$1,015,163
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Apple, Inc.	7.6%
NVIDIA Corp.	6.6%
Microsoft Corp.	6.3%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.6%
Tesla, Inc.	2.3%
Alphabet, Inc., Class A	2.2%
Broadcom, Inc.	2.2%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.7%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
Apple, Inc.	7.6%
NVIDIA Corp.	6.6%
Microsoft Corp.	6.3%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.6%
Tesla, Inc.	2.3%
Alphabet, Inc., Class A	2.2%
Broadcom, Inc.	2.2%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.7%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018288 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Growth Fund
Class Name	Mid Cap Growth Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Series Mid Cap Growth Fund (“Fund”) for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Fund	$98	0.97%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Mid Cap Growth Fund returned 2.21% for the twelve-months ended December 31, 2024. During the same period, the Russell 1000® Index, the Fund's broad-based benchmark, returned 24.51%, while the Russell Midcap® Growth Index, the Fund's performance benchmark, returned 22.10%.
Top Contributors To Performance
Top contributors were On Holding AG, Coherent Corp and Howmet Aerospace Inc. On Holding AG was the top relative contributor to the Fund for the trailing twelve months. The company specializes in high-performance running, outdoor and all-day wear with global distribution strength and innovative product offerings that resonate well with consumers. Coherent Corp., another notable contributor, specializes in the development, manufacturing, and marketing of materials, opto-electronic components, and lasers for various markets across industrial, communications, electronics and instrumentation markets. Howmet Aerospace Inc., another top contributor to performance, specializes in the development and manufacturing of lightweight metal products for the aerospace and defense industries.
Top Detractors From Performance
The top detractors were CoStar Group Inc., MarketAxess Holdings Inc. and Repligen Corporation. CoStar Group Inc., was the most significant detractor from relative performance in the Fund for the period. Despite the company's strong market position, CoStar's performance was challenged this year, surrounding the rollout of Homes.com. MarketAxess Holdings Inc., another notable detractor, operates an electronic trading platform for fixed-income securities. Repligen is a life sciences company that specializes in bioprocessing technologies and solutions essential for manufacturing biological drugs. Despite its critical role in the bioprocessing industry, the company's stock faced downward pressure.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2014 through December 31, 2024

Average Annual Return [Table Text Block]
Average Annual Total Return (as of December 31, 2024)	1 Year	5 Years	10 Years
Mid Cap Growth Fund	2.21%	8.18%	10.08%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	24.51%	14.28%	12.87%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	22.10%	11.47%	11.54%

Material Change Date	Jun. 01, 2024
Net Assets	$ 134,486,302
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 983,104
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$134,486,302
Total number of portfolio holdings	70
Total advisory fee paid	$983,104
Portfolio turnover rate	39%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
CoStar Group, Inc.	3.8%
The Trade Desk, Inc., Class A	2.3%
Datadog, Inc., Class A	2.3%
IDEXX Laboratories, Inc.	2.3%
Fastenal Co.	2.2%
Insulet Corp.	2.1%
HubSpot, Inc.	2.0%
Floor & Decor Holdings, Inc., Class A	2.0%
Trimble, Inc.	2.0%
Pool Corp.	2.0%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
CoStar Group, Inc.	3.8%
The Trade Desk, Inc., Class A	2.3%
Datadog, Inc., Class A	2.3%
IDEXX Laboratories, Inc.	2.3%
Fastenal Co.	2.2%
Insulet Corp.	2.1%
HubSpot, Inc.	2.0%
Floor & Decor Holdings, Inc., Class A	2.0%
Trimble, Inc.	2.0%
Pool Corp.	2.0%

Material Fund Change [Text Block]
Material Fund Changes
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.68% of the Fund’s average daily net assets. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.70% of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.68% of the Fund’s average daily net assets. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.70% of the Fund’s average daily net assets.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018289 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Value Fund
Class Name	Mid Cap Value Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Series Mid Cap Value Fund (“Fund”) for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Value Fund	$89	0.83%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Mid Cap Value Fund returned 13.31% for the twelve-months ended December 31, 2024. During the same period, the Russell 1000® Index, the Fund's broad-based benchmark, returned 24.51%, while the Russell Midcap® Value Index, the Fund's performance benchmark, returned 13.07%.
Top Contributors To Performance
Integrated power supplier Entergy delivered better-than-expected earnings growth and forecast increased electricity demand from data centers to support artificial intelligence. Meta announced it had selected Entergy to power a large data center in Louisiana.
Long-time holding Casey’s General Stores owns an expanding network of gas stations and convenience stores. It delivered very strong earnings growth, supported by higher gasoline and convenience store sales as well as margin improvement.
Globus Medical is a medical device manufacturer focused on spinal health. The manufacturer reported solid financial performance as it started capturing synergies from its acquisition of NuVasive.
Top Detractors From Performance
Shares of insurer Globe Life fell sharply in the second quarter after a short-seller report questioned its life insurance sales practices. We saw heightened risk for the core business and quickly eliminated the holding.
Independent petroleum refiner HF Sinclair, another detractor, faced concerns over refining margins.
Processing equipment maker Hillenbrand experienced earnings headwinds due to slowing in several end markets. We exited the position because of concerns over the quality of the balance sheet.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2014 through December 31, 2024

Average Annual Return [Table Text Block]
Average Annual Total Return (as of December 31, 2024)	1 Year	5 Years	10 Years
Mid Cap Value Fund	13.31%	4.49%	4.59%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	24.51%	14.28%	12.87%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	13.07%	8.59%	8.10%

Material Change Date	Jun. 01, 2024
Net Assets	$ 88,468,185
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 498,609
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$88,468,185
Total number of portfolio holdings	74
Total advisory fee paid (net of waivers)	$498,609
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Entergy Corp.	3.0%
Expand Energy Corp.	2.9%
Alliant Energy Corp.	2.7%
Casey's General Stores, Inc.	2.6%
Fox Corp., Class B	2.2%
Freeport-McMoRan, Inc.	2.0%
Wintrust Financial Corp.	2.0%
Agree Realty Corp.	2.0%
ConocoPhillips	1.9%
Lamar Advertising Co., Class A	1.9%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
Entergy Corp.	3.0%
Expand Energy Corp.	2.9%
Alliant Energy Corp.	2.7%
Casey's General Stores, Inc.	2.6%
Fox Corp., Class B	2.2%
Freeport-McMoRan, Inc.	2.0%
Wintrust Financial Corp.	2.0%
Agree Realty Corp.	2.0%
ConocoPhillips	1.9%
Lamar Advertising Co., Class A	1.9%

Material Fund Change [Text Block]
Material Fund Changes
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.54% of the Fund’s average daily net assets up to $250 million, 0.525% of the Fund’s average daily net assets on the next $250 million, 0.50% of the Fund’s average daily net assets on the next $250 million, 0.475% of the Fund’s average daily net assets on the next $250 million, 0.45% of the Fund’s average daily net assets on the next $500 million, and 0.425% of the Fund’s average daily netassets over $1.5 billion. Prior to June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.55% of the Fund’s average daily net assets up to $250 million, 0.525% of the Fund’s average daily net assets on the next $250 million, 0.50% of the Fund’s average daily net assets on the next $250 million, 0.475% of the Fund’s average daily net assets on the next $250 million, 0.45% of the Fund’s average daily net assets on the next $500 million, and 0.425% of the Fund’s average daily net assets over $1.5 billion.

Material Fund Change Expenses [Text Block]
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.54% of the Fund’s average daily net assets up to $250 million, 0.525% of the Fund’s average daily net assets on the next $250 million, 0.50% of the Fund’s average daily net assets on the next $250 million, 0.475% of the Fund’s average daily net assets on the next $250 million, 0.45% of the Fund’s average daily net assets on the next $500 million, and 0.425% of the Fund’s average daily netassets over $1.5 billion. Prior to June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.55% of the Fund’s average daily net assets up to $250 million, 0.525% of the Fund’s average daily net assets on the next $250 million, 0.50% of the Fund’s average daily net assets on the next $250 million, 0.475% of the Fund’s average daily net assets on the next $250 million, 0.45% of the Fund’s average daily net assets on the next $500 million, and 0.425% of the Fund’s average daily net assets over $1.5 billion.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018290 [Member]
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Fund
Class Name	Large Cap Growth Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Series Large Cap Growth Fund (“Fund”) for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Growth Fund	$94	0.87%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Large Cap Growth Fund returned 16.08% for the twelve-months ended December 31, 2024. During the same period, the Russell 1000® Index, the Fund's broad-based benchmark, returned 24.51%, while the Russell 1000® Growth Index, the Fund's performance benchmark, returned 33.36%.
Top Contributors To Performance
Security selection within the industrials sector was the primary contributor to relative results. Individual holdings that contributed to performance include holding Taiwan Semiconductor Manufacturing Company and not owning both UnitedHealth Group and Merck.
Top Detractors From Performance
Security selection in both the information technology and consumer discretionary sectors held back relative results during the period. Stock selection and to a lesser extent an overweight position in the consumer staples sector also dampened relative performance.
Individual holdings that detracted from performance include being underweight NVIDIA, an overweight position in Estee Lauder Companies and not owning Broadcom.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2014 through December 31, 2024

Average Annual Return [Table Text Block]
Average Annual Total Return (as of December 31, 2024)	1 Year	5 Years	10 Years
Large Cap Growth Fund	16.08%	12.30%	13.04%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	24.51%	14.28%	12.87%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	33.36%	18.96%	16.78%

Material Change Date	Jun. 01, 2024
Net Assets	$ 70,546,407
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 378,035
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$70,546,407
Total number of portfolio holdings	55
Total advisory fee paid	$378,035
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Microsoft Corp.	13.4%
Apple, Inc.	5.8%
NVIDIA Corp.	5.5%
Visa, Inc., Class A	4.3%
Alphabet, Inc., Class A	4.2%
Accenture PLC, Class A	3.5%
Aon PLC, Class A	2.5%
Salesforce, Inc.	2.4%
Church & Dwight Co., Inc.	2.4%
Agilent Technologies, Inc.	2.1%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
Microsoft Corp.	13.4%
Apple, Inc.	5.8%
NVIDIA Corp.	5.5%
Visa, Inc., Class A	4.3%
Alphabet, Inc., Class A	4.2%
Accenture PLC, Class A	3.5%
Aon PLC, Class A	2.5%
Salesforce, Inc.	2.4%
Church & Dwight Co., Inc.	2.4%
Agilent Technologies, Inc.	2.1%

Material Fund Change [Text Block]
Material Fund Changes
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.53% of the Fund’s average daily net assets. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.55% of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.53% of the Fund’s average daily net assets. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.55% of the Fund’s average daily net assets.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018291 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Core Value Fund
Class Name	Mid Core Value Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Series Mid Core Value Fund (“Fund”) for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Core Value Fund	$108	1.04%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Mid Core Value Fund returned 8.39% for the twelve-months ended December 31, 2024. During the same period, the Russell 1000® Index, the Fund's broad-based benchmark, returned 24.51%, while the Russell Midcap® Value Index, the Fund's performance benchmark, returned 13.07%.
Top Contributors To Performance
Stock selection in the materials sector lifted performance. Avoiding underperforming stocks in the chemicals, metals, and mining industries buoyed results.
Shares of The Bank of New York Mellon steadily gained during the year as it reported strong earnings, increased revenue and increased guidance for net interest income.
The Allstate Corp improved its profitability due to policy increases, especially in its automobile insurance business. Allstate also benefited from a relatively benign natural catastrophe environment.
Top Detractors From Performance
Value stocks underperformed growth in 2024. Mid-cap stocks also underperformed the broader equity market as investors favored large-cap growth stocks, many with ties to artificial intelligence.
Stock selection in the industrials sector weighed on performance. An underweight to the sector, driven by concerns about valuations, detracted moderately from performance.
Consumer staples stocks slumped during the period and given the portfolio’s overweight position in the sector, weighed on performance. Discount retailer Dollar Tree was a prominent detractor due to disappointing earnings and the market’s diminished sentiment on dollar stores. The ongoing struggles of the Family Dollar brand also undermined confidence in the company’s turnaround story.
Zimmer Biomet Holdings faced issues with its enterprise resource planning software. Minor supply chain issues also limited its ability to expand margins and drive revenue above initial guidance.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2014 through December 31, 2024

Average Annual Return [Table Text Block]
Average Annual Total Return (as of December 31, 2024)	1 Year	5 Years	10 Years
Mid Core Value Fund	8.39%	7.20%	7.89%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	24.51%	14.28%	12.87%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	13.07%	8.59%	8.10%

Material Change Date	Jun. 01, 2024
Net Assets	$ 76,175,583
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 546,518
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$76,175,583
Total number of portfolio holdings	109
Total advisory fee paid	$546,518
Portfolio turnover rate	54%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Zimmer Biomet Holdings, Inc.	3.0%
Henry Schein, Inc.	2.0%
Enterprise Products Partners LP	2.0%
Conagra Brands, Inc.	1.9%
Edison International	1.8%
US Bancorp	1.8%
Truist Financial Corp.	1.7%
Willis Towers Watson PLC	1.7%
Northern Trust Corp.	1.6%
Norfolk Southern Corp.	1.6%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
Zimmer Biomet Holdings, Inc.	3.0%
Henry Schein, Inc.	2.0%
Enterprise Products Partners LP	2.0%
Conagra Brands, Inc.	1.9%
Edison International	1.8%
US Bancorp	1.8%
Truist Financial Corp.	1.7%
Willis Towers Watson PLC	1.7%
Northern Trust Corp.	1.6%
Norfolk Southern Corp.	1.6%

Material Fund Change [Text Block]
Material Fund Changes
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.68% of the Fund’s average daily net assets. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.69% of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.68% of the Fund’s average daily net assets. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.69% of the Fund’s average daily net assets.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018292 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Fund
Class Name	Real Estate Securities Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Series Real Estate Securities Fund (“Fund”) for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund	$100	0.97%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Real Estate Securities Fund returned 6.40% for the twelve-months ended December 31, 2024. During the same period, the Russell 3000® Index, the Fund's broad-based benchmark, returned 23.81%, while the FTSE NAREIT All Equity REITs Index, the Fund's performance benchmark, returned 4.92%.
Top Contributors To Performance
An overweight position in specialty REIT Iron Mountain was a top contributor to relative performance. The company reported earnings results that indicated strength in its data center leasing business. Within the health care sector, an overweight in senior housing specialist Welltower significantly outperformed amid strong senior housing demand, reflected in high and rising occupancies. In its most recent earnings report, Welltower beat expectations and raised its outlook. An overweight and stock selection in the data centers sector further aided performance, including a sizable gain in Digital Realty Trust.
Top Detractors From Performance
An overweight in the telecommunications sector was a top detractor from relative performance, with the rate-sensitive sector pressured by rising interest rates during the year. The overweight reflects our expectation that tower leasing will stabilize in 2025, with an acceleration into 2026. An underweight in shopping centers also hindered performance, as these landlords outperformed, benefiting from consumer strength. An underweight in apartments detracted from performance as well; investors favored sectors, such as apartments, where an improvement in private real estate values was expected.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2014 through December 31, 2024

Average Annual Return [Table Text Block]
Average Annual Total Return (as of December 31, 2024)	1 Year	5 Years	10 Years
Real Estate Securities Fund	6.40%	4.16%	6.37%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	23.81%	13.86%	12.55%
FTSE NAREIT All Equity REITs Index (reflects no deduction for fees, expenses or taxes)	4.92%	3.29%	5.83%

Net Assets	$ 103,013,135
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 755,038
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$103,013,135
Total number of portfolio holdings	36
Total advisory fee paid	$755,038
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Welltower, Inc.	8.0%
Digital Realty Trust, Inc.	7.6%
Simon Property Group, Inc.	5.9%
Prologis, Inc.	5.5%
Equinix, Inc.	5.2%
SBA Communications Corp.	4.7%
American Tower Corp.	4.5%
Crown Castle, Inc.	4.5%
Sun Communities, Inc.	4.2%
Weyerhaeuser Co.	3.7%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
Welltower, Inc.	8.0%
Digital Realty Trust, Inc.	7.6%
Simon Property Group, Inc.	5.9%
Prologis, Inc.	5.5%
Equinix, Inc.	5.2%
SBA Communications Corp.	4.7%
American Tower Corp.	4.5%
Crown Castle, Inc.	4.5%
Sun Communities, Inc.	4.2%
Weyerhaeuser Co.	3.7%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018293 [Member]
Shareholder Report [Line Items]
Fund Name	Quality Bond Fund
Class Name	Quality Bond Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Series Quality Bond Fund (“Fund”) for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Quality Bond Fund	$69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	68.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Quality Bond Fund returned 2.39% for the twelve-months ended December 31, 2024. During the same period, the Bloomberg U.S. Aggregate Bond Index, the Fund's broad-based benchmark, returned 1.25%.
Top Contributors To Performance
The Federal Reserve started to ease monetary policy in September, lowering short-term interest rates by a total of 100 basis points by year-end. Treasury yields were volatile during 2024 with longer-term interest rates finishing the year higher. Conservative duration management and yield curve positioning underweight 20- to 30-year maturities added value.
Spread tightening for investment-grade and high-yield corporate bonds contributed to excess returns versus the benchmark. Strong investor demand for attractive all-in yield levels led to corporate spreads steadily tightening throughout the year.
Top Detractors From Performance
Residential mortgage-backed securities (RMBS) performance detracted from results. RMBS spreads widened modestly during the year and underperformed relative to other fixed income credit spread sectors. The increase in intermediate to long-term interest rates also weighed on valuations for RMBS.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index.
Growth of $10,000
For the period December 31, 2014 through December 31, 2024

Average Annual Return [Table Text Block]
Average Annual Total Return (as of December 31, 2024)	1 Year	5 Years	10 Years
Quality Bond Fund	2.39%	0.34%	1.97%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	1.25%	(0.33)%	1.35%

Net Assets	$ 363,115,734
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 1,641,501
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$363,115,734
Total number of portfolio holdings	115
Total advisory fee paid	$1,641,501
Portfolio turnover rate	41%
Weighted Average Maturity	7.9 Years
Effective Duration	5.7 Years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Asset Class Allocation
Residential Mortgage Backed Securities	41.4%
Corporate Bonds	25.1%
U.S. Treasury Obligations	14.8%
Commercial Mortgage Backed Securities	11.7%
Asset Backed Securities	4.8%
Money Market Funds	1.5%
Municipal Bonds	0.7%
Bond Quality Allocation [1]
[1] Source: Independent Rating Agencies such as Moody’s, S&P, Fitch, etc.
Note: When a security is rated differently by three rating agencies, the median rating is used; when rated differently by two rating agencies, the lower rating is used.

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018294 [Member]
Shareholder Report [Line Items]
Fund Name	High Yield Bond Fund
Class Name	High Yield Bond Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Series High Yield Bond Fund (“Fund”) for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Fund	$76	0.73%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of results
The Penn Series High Yield Bond Fund returned 7.86% for the twelve-months ended December 31, 2024. During the same period, the Bloomberg U.S. Aggregate Bond Index, the Fund's broad-based benchmark, returned 1.25%, while the CSFB High Yield Bond Index, the Fund's performance benchmark, returned 7.89%.
Top Contributors To Performance
The Fund had a number of credits that outperformed during the year, largely CCC and B-rated bonds. The most notable contributors included Graham Packaging, Encino Holdings, Martin Midstream and Energy Transfer Perps.
Top Detractors From Performance
The Fund added risk in the beginning of 2024 in anticipation of solid economic growth and a low default outlook, but still retained a higher-quality bias versus its benchmark. Performance lagged in the second half of the year when the distressed part of the market, which contained a number of large index credits, rallied materially. This contributed to CCC credit outperforming B and BB credit by over 1000 basis points during the year.
The most notable detractor from performance was Ardagh payment-in-kind (PIK) toggle notes, a risk position added to the portfolio at the end of 2023. The expectation was that company results were set to improve and 2024 would be a year of deleveraging. We exited the position when it became apparent the company was planning various liability management exercises that would leave the PIKS in an unfavorable position.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2014 through December 31, 2024

Average Annual Return [Table Text Block]
Average Annual Total Return (as of December 31, 2024)	1 Year	5 Years	10 Years
High Yield Bond Fund	7.86%	4.90%	5.60%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	1.25%	(0.33)%	1.35%
CSFB High Yield Bond Index (reflects no deduction for fees, expenses or taxes)	7.89%	4.05%	5.03%

Net Assets	$ 125,871,691
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 598,334
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$125,871,691
Total number of portfolio holdings	118
Total advisory fee paid	$598,334
Portfolio turnover rate	91%
Weighted Average Maturity	1.7 Years
Effective Duration	2.6 Years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Asset Class Allocation
Corporate Bonds	89.5%
Loan Agreements	6.2%
Money Market Funds	3.8%
Asset Backed Securities	0.5%
Bond Quality Allocation [1]
[1] Source: Independent Rating Agencies such as Moody’s, S&P, Fitch, etc.
Note: When a security is rated differently by three rating agencies, the median rating is used; when rated differently by two rating agencies, the lower rating is used.

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018295 [Member]
Shareholder Report [Line Items]
Fund Name	Large Growth Stock Fund
Class Name	Large Growth Stock Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Series Large Growth Stock Fund (“Fund”) for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Growth Stock Fund	$107	0.93%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Large Growth Stock Fund returned 29.15% for the twelve-months ended December 31, 2024. During the same period, the Russell 1000® Index, the Fund's broad-based benchmark, returned 24.51%, while the Russell 1000® Growth Index, the Fund's performance benchmark, returned 33.36%.
Top Contributors To Performance
From an absolute perspective, the leading contributor to performance was the Fund’s position in NVIDIA as shares benefited from a significant step-up in demand for advanced graphics processing units that are critical for the buildout of artificial intelligence infrastructure. Amazon.com also added value as investors appreciated improvements in the company’s retail operations and accelerating growth in its Amazon Web Services segment.
Top Detractors From Performance
The leading detractor from absolute performance was Rivian Automotive due to the emerging electric vehicle manufacturer’s ongoing difficulty scaling production. Another top detractor from performance was our stake in Dollar General. The stock fell when it became clear that an operational turnaround at the company was unlikely to materialize in the near term.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2014 through December 31, 2024

Average Annual Return [Table Text Block]
Average Annual Total Return (as of December 31, 2024)	1 Year	5 Years	10 Years
Large Growth Stock Fund	29.15%	12.91%	13.39%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	24.51%	14.28%	12.87%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	33.36%	18.96%	16.78%

Net Assets	$ 363,038,518
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 2,353,166
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$363,038,518
Total number of portfolio holdings	66
Total advisory fee paid	$2,353,166
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Microsoft Corp.	12.4%
NVIDIA Corp.	11.7%
Apple, Inc.	9.9%
Amazon.com, Inc.	8.5%
Alphabet, Inc., Class A	5.8%
Meta Platforms, Inc., Class A	4.9%
Eli Lilly & Co.	2.9%
Visa, Inc., Class A	2.7%
Tesla, Inc.	2.5%
Mastercard, Inc., Class A	2.2%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
Microsoft Corp.	12.4%
NVIDIA Corp.	11.7%
Apple, Inc.	9.9%
Amazon.com, Inc.	8.5%
Alphabet, Inc., Class A	5.8%
Meta Platforms, Inc., Class A	4.9%
Eli Lilly & Co.	2.9%
Visa, Inc., Class A	2.7%
Tesla, Inc.	2.5%
Mastercard, Inc., Class A	2.2%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018296 [Member]
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Large Cap Value Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Series Large Cap Value Fund (“Fund”) for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Value Fund	$99	0.93%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Large Cap Value Fund returned 12.55% for the twelve-months ended December 31, 2024. During the same period, the Russell 1000® Index, the Fund's broad-based benchmark, returned 24.51%, while the Russell 1000® Value Index, the Fund's performance benchmark, returned 14.37%.
Top Contributors To Performance
Walmart contributed as the company delivered strong performance throughout the year, with management noting share gains in grocery and general merchandise — much of that coming from households with incomes greater than $100,000 per year, as its convenience and “everyday low price” offering resonates well with customers. Fiserv contributed and posted strong earnings, with particular strength in its point-of-sale system, Clover. Taiwan Semiconductor Manufacturing Company contributed on continued strong performance in its foundry business given the artificial intelligence-related demand for chip manufacturing, and we expect customer spending to remain strong into 2025.
Top Detractors From Performance
Elevance Health detracted on negative sentiment related to managed care companies, as well as higher utilization among the lower-income bracket that Elevance is relatively more exposed to. Merck detracted as an otherwise strong earnings report was overshadowed by some weakness in sales for the company’s HPV drug Gardasil, particularly in China. Regeneron Pharmaceuticals detracted following concerns of increasing competition for its macular degeneration drug, Eylea.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2014 through December 31, 2024

Average Annual Return [Table Text Block]
Average Annual Total Return (as of December 31, 2024)	1 Year	5 Years	10 Years
Large Cap Value Fund	12.55%	9.51%	8.19%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	24.51%	14.28%	12.87%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	14.37%	8.68%	8.49%

Net Assets	$ 164,631,900
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 1,142,581
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$164,631,900
Total number of portfolio holdings	72
Total advisory fee paid	$1,142,581
Portfolio turnover rate	53%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
JPMorgan Chase & Co.	4.1%
Berkshire Hathaway, Inc., Class B	4.1%
Walmart, Inc.	4.0%
Philip Morris International, Inc.	3.6%
Fiserv, Inc.	3.1%
Accenture PLC, Class A	2.9%
Regeneron Pharmaceuticals, Inc.	2.7%
Citigroup, Inc.	2.6%
Electronic Arts, Inc.	2.6%
Johnson & Johnson	2.5%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
JPMorgan Chase & Co.	4.1%
Berkshire Hathaway, Inc., Class B	4.1%
Walmart, Inc.	4.0%
Philip Morris International, Inc.	3.6%
Fiserv, Inc.	3.1%
Accenture PLC, Class A	2.9%
Regeneron Pharmaceuticals, Inc.	2.7%
Citigroup, Inc.	2.6%
Electronic Arts, Inc.	2.6%
Johnson & Johnson	2.5%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018297 [Member]
Shareholder Report [Line Items]
Fund Name	Flexibly Managed Fund
Class Name	Flexibly Managed Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Series Flexibly Managed Fund (“Fund”) for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Flexibly Managed Fund	$92	0.87%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Flexibly Managed Fund returned 12.46% for the twelve-months ended December 31, 2024. During the same period, the S&P 500® Index, the Fund's broad-based benchmark, returned 25.02%.
Top Contributors To Performance
Versus the all-equity S&P 500® Index, the leading contributor to relative performance was an underweight allocation to consumer staples, as the traditionally defensive sector lagged the broader benchmark in a market that strongly favored growth-oriented names. Stock selection in materials also added value, driven by our favorable position in multinational chemical company Linde, which outpaced sector peers.
Top Detractors From Performance
An overweight allocation to health care was the leading detractor from relative results. While the health care sector advanced, it lagged amid investor preference for more growth-oriented sectors. Stock selection in the information technology sector also weighed on relative results, driven primarily by an average underweight allocation to NVIDIA. While we were underweight to the stock relative to the benchmark, our absolute position in NVIDIA was significant and reflected our favorable view of the company.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index.
Growth of $10,000
For the period December 31, 2014 through December 31, 2024

Average Annual Return [Table Text Block]
Average Annual Total Return (as of December 31, 2024)	1 Year	5 Years	10 Years
Flexibly Managed Fund	12.46%	10.31%	10.31%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	25.02%	14.53%	13.10%

Net Assets	$ 5,155,480,016
Holdings Count | Holding	294
Advisory Fees Paid, Amount	$ 35,748,814
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$5,155,480,016
Total number of portfolio holdings	294
Total advisory fee paid	$35,748,814
Portfolio turnover rate	85%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
U.S. Treasury Notes 4.125%, 10/31/29	8.3%
Microsoft Corp.	5.2%
U.S. Treasury Notes 3.625%, 08/31/29	4.0%
Amazon.com, Inc.	3.4%
Becton Dickinson & Co.	2.8%
NVIDIA Corp.	2.8%
Roper Technologies, Inc.	2.5%
Fortive Corp.	2.5%
UnitedHealth Group, Inc.	2.4%
Revvity, Inc.	2.3%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.
[2] Includes non-equity investments.

Largest Holdings [Text Block]
Top 10 Holdings
U.S. Treasury Notes 4.125%, 10/31/29	8.3%
Microsoft Corp.	5.2%
U.S. Treasury Notes 3.625%, 08/31/29	4.0%
Amazon.com, Inc.	3.4%
Becton Dickinson & Co.	2.8%
NVIDIA Corp.	2.8%
Roper Technologies, Inc.	2.5%
Fortive Corp.	2.5%
UnitedHealth Group, Inc.	2.4%
Revvity, Inc.	2.3%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018298 [Member]
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	International Equity Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Series International Equity Fund (“Fund”) for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Fund	$110	1.07%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of results
The Penn Series International Equity Fund returned 5.78% for the twelve-months ended December 31, 2024. During the same period, the MSCI ACWI ex-U.S. Index, the Fund's broad-based benchmark, returned 5.53%.
Top Contributors To Performance
Taiwan Semiconductor Manufacturing Company continues to benefit from artificial intelligence related tailwinds given its position as the world’s largest dedicated foundry in the semiconductor industry. The company delivered strong third quarter 2024 results, with gross profit margins reaching 58% and raised top-line growth guidance.
Galderma Group Ag, a pure-play dermatology focused company, released strong third quarter results and narrowed its guidance for the year to the higher end of its range, which was impressive given a softer U.S. consumer and weak U.S. filler market.
Shares of SAP Se rallied as the company maintained its strong business momentum in the third quarter and released results that exceeded expectations across several key metrics and raised guidance.
Top Detractors From Performance
Shares of Nomura Research Institute sold off after the company released weaker-than-expected third quarter results, with margins in the international business failing to improve as much as expected.
Experian Plc released solid results for the first half of the year with 7% organic revenue growth and 9% core EPS growth, however, the stock sold off given results were largely aligned with expectations and the stock had rallied throughout 2024.
AAK Ab, declined after it released third quarter results with sales that fell short of expectations. We have since exited our position.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index.
Growth of $10,000
For the period December 31, 2014 through December 31, 2024

Average Annual Return [Table Text Block]
Average Annual Total Return (as of December 31, 2024)	1 Year	5 Years	10 Years
International Equity Fund	5.78%	4.22%	5.96%
MSCI ACWI ex-U.S. Index (reflects no deductions for fees, expenses or taxes, except that it is net of withholding taxes on foreign dividends)	5.53%	4.10%	4.80%

Material Change Date	Jun. 01, 2024
Net Assets	$ 231,498,914
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 1,950,245
Investment Company Portfolio Turnover	152.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$231,498,914
Total number of portfolio holdings	44
Total advisory fee paid	$1,950,245
Portfolio turnover rate	152%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
SAP S.E.	5.2%
Constellation Software, Inc.	4.7%
London Stock Exchange Group PLC	4.6%
Wolters Kluwer N.V.	4.3%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4.0%
RB Global, Inc.	3.9%
Accenture PLC, Class A	3.9%
Halma PLC	3.6%
Tencent Holdings Ltd.	3.6%
Terumo Corp.	3.5%
Sector Allocation [1]
Country Allocation
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
SAP S.E.	5.2%
Constellation Software, Inc.	4.7%
London Stock Exchange Group PLC	4.6%
Wolters Kluwer N.V.	4.3%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4.0%
RB Global, Inc.	3.9%
Accenture PLC, Class A	3.9%
Halma PLC	3.6%
Tencent Holdings Ltd.	3.6%
Terumo Corp.	3.5%

Material Fund Change [Text Block]
Material Fund Changes
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.81% of the Fund’s average daily net assets up to $200 million, and 0.61% of the Fund’s average daily net assets over $200 million. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.83% of the Fund’saverage daily net assets up to $227 million, and 0.63% of the Fund’s average daily net assets over $227 million.

Material Fund Change Expenses [Text Block]
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.81% of the Fund’s average daily net assets up to $200 million, and 0.61% of the Fund’s average daily net assets over $200 million. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.83% of the Fund’saverage daily net assets up to $227 million, and 0.63% of the Fund’s average daily net assets over $227 million.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018299 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	Small Cap Value Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Series Small Cap Value Fund (“Fund”) for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Fund	$104	1.00%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Small Cap Value Fund returned 7.83% for the twelve-months ended December 31, 2024. During the same period, the Russell 3000® Index, the Fund's broad-based benchmark, returned 23.81%, while the Russell 2000® Value Index, the Fund's performance benchmark, returned 8.05%.
Top Contributors To Performance
Shopping center real estate investment trust SITE Centers Corp. was the top contributor to returns. SITE Centers proceeded to sell shopping centers throughout the year as they aimed to continue to exploit the arbitrage between public and private asset valuations. In early October, the company announced it completed the spin-off of Curbline Properties, causing the stock to skyrocket 44%. As the valuation became more expensive, we exited the position. Semtech Corp., a high-performance semiconductor, IoT systems and cloud connectivity service provider, was another top contributor. Semtech shares rose on continued strength in its data center business and improved margin expansion from cost-cutting.
Top Detractors From Performance
Acadia Healthcare Company, Inc., a provider of behavioral healthcare services, was the top detractor from returns. Acadia’s stock price declined following a challenging third quarter earnings release, driven by a deceleration in October patient volumes, coupled with the company lowering its fourth quarter volume growth guidance amid legal headwinds. Global manufacturer of aluminum products and solutions Constellium SE was another top detractor. Its shares depreciated on the back of operational challenges including planned maintenance outages and flooding in Switzerland. The company also experienced a decrease in shipments, leading to a decline in revenue.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2014 through December 31, 2024

Average Annual Return [Table Text Block]
Average Annual Total Return (as of December 31, 2024)	1 Year	5 Years	10 Years
Small Cap Value Fund	7.83%	5.83%	6.42%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	23.81%	13.86%	12.55%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	8.05%	7.29%	7.14%

Material Change Date	Jun. 01, 2024
Net Assets	$ 147,804,759
Holdings Count | Holding	182
Advisory Fees Paid, Amount	$ 1,065,590
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$147,804,759
Total number of portfolio holdings	182
Total advisory fee paid (net of waivers)	$1,065,590
Portfolio turnover rate	84%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
TXNM Energy, Inc.	1.5%
ESCO Technologies, Inc.	1.5%
Ameris Bancorp	1.5%
Home BancShares, Inc.	1.3%
UMB Financial Corp.	1.3%
Arcosa, Inc.	1.3%
SouthState Corp.	1.2%
Gates Industrial Corp. PLC	1.2%
Atlantic Union Bankshares Corp.	1.1%
ASGN, Inc.	1.1%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
TXNM Energy, Inc.	1.5%
ESCO Technologies, Inc.	1.5%
Ameris Bancorp	1.5%
Home BancShares, Inc.	1.3%
UMB Financial Corp.	1.3%
Arcosa, Inc.	1.3%
SouthState Corp.	1.2%
Gates Industrial Corp. PLC	1.2%
Atlantic Union Bankshares Corp.	1.1%
ASGN, Inc.	1.1%

Material Fund Change [Text Block]
Material Fund Changes
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.71% of the Fund’s average daily net assets up to $50 million, 0.68% of the Fund’s average daily net assets on the next $50 million, and 0.66% of the Fund’s average daily net assets over $100 million. Prior to June 1, 2024, the Fund’s investment advisory feewas calculated daily at the annual rate of 0.75% of the Fund’s average daily net assets up to $50 million, 0.725% of the Fund’s average daily net assets on the next $50 million, and 0.70% of the Fund’s average daily net assets over $100 million.

Material Fund Change Expenses [Text Block]
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.71% of the Fund’s average daily net assets up to $50 million, 0.68% of the Fund’s average daily net assets on the next $50 million, and 0.66% of the Fund’s average daily net assets over $100 million. Prior to June 1, 2024, the Fund’s investment advisory feewas calculated daily at the annual rate of 0.75% of the Fund’s average daily net assets up to $50 million, 0.725% of the Fund’s average daily net assets on the next $50 million, and 0.70% of the Fund’s average daily net assets over $100 million.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000018300 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	Small Cap Growth Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Series Small Cap Growth Fund (“Fund”) for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Growth Fund	$108	1.01%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Small Cap Growth Fund returned 12.88% for the twelve-months ended December 31, 2024. During the same period, the Russell 3000® Index, the Fund's broad-based benchmark, returned 23.81%, while the Russell 2000® Growth Index, the Fund's performance benchmark, returned 15.15%.
Top Contributors To Performance
AST SpaceMobile was a top relative contributor. This early-stage communications services company is building a low-orbit satellite network to extend 5G broadband coverage to remote areas. The company signed strategic partnerships with companies such as AT&T and Google to help fund its launch costs. Stride, another contributor, offers a cloud-based remote learning platform for K-12 education and professional training. Stride reported better-than-expected financial results and increased guidance, supported by strong student enrollment and retention metrics.
Top Detractors From Performance
Relative performance was hindered by the portfolio’s lack of exposure to several stocks that were notable contributors to index returns amid periods of more speculative investor behavior. Among stocks the portfolio owned, Clarivate Analytics was a relative detractor. Clarivate provides subscription-based, online access to over 7,000 scientific journals and proprietary databases. Clarivate faced uncertainty after its new CEO issued a cautious business outlook. We believe the resulting decline in the stock price was out of line with underlying business fundamentals, especially as Clarivate’s management team has improved the overall quality of its business by spinning off less predictable assets. ATS, another detractor, provides factory automation systems. The company faced business headwinds due to slower demand from the electric vehicle market.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2014 through December 31, 2024

Average Annual Return [Table Text Block]
Average Annual Total Return (as of December 31, 2024)	1 Year	5 Years	10 Years
Small Cap Growth Fund	12.88%	7.81%	9.26%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	23.81%	13.86%	12.55%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	15.15%	6.86%	8.09%

Material Change Date	Jun. 01, 2024
Net Assets	$ 101,005,884
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 725,985
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$101,005,884
Total number of portfolio holdings	128
Total advisory fee paid	$725,985
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
SS&C Technologies Holdings, Inc.	2.6%
Stride, Inc.	2.0%
Globus Medical, Inc., Class A	2.0%
Mirion Technologies, Inc.	2.0%
The Descartes Systems Group, Inc.	2.0%
OSI Systems, Inc.	1.7%
Crown Holdings, Inc.	1.7%
LPL Financial Holdings, Inc.	1.7%
Cboe Global Markets, Inc.	1.7%
Summit Materials, Inc., Class A	1.6%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
SS&C Technologies Holdings, Inc.	2.6%
Stride, Inc.	2.0%
Globus Medical, Inc., Class A	2.0%
Mirion Technologies, Inc.	2.0%
The Descartes Systems Group, Inc.	2.0%
OSI Systems, Inc.	1.7%
Crown Holdings, Inc.	1.7%
LPL Financial Holdings, Inc.	1.7%
Cboe Global Markets, Inc.	1.7%
Summit Materials, Inc., Class A	1.6%

Material Fund Change [Text Block]
Material Fund Changes
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.75% of the Fund’s average daily net assets up to $25 million, 0.70% of the Fund’s average daily net assets on the next $25 million, and 0.65% of the Fund’s average daily net assets over $50 million. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.80% of the Fund’s average daily net assets up to $25 million, 0.75% of the Fund’s average daily net assets on the next $25 million, and 0.70% of the Fund’s average daily net assets over $50 million.

Material Fund Change Expenses [Text Block]
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.75% of the Fund’s average daily net assets up to $25 million, 0.70% of the Fund’s average daily net assets on the next $25 million, and 0.65% of the Fund’s average daily net assets over $50 million. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.80% of the Fund’s average daily net assets up to $25 million, 0.75% of the Fund’s average daily net assets on the next $25 million, and 0.70% of the Fund’s average daily net assets over $50 million.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000063367 [Member]
Shareholder Report [Line Items]
Fund Name	Aggressive Allocation Fund
Class Name	Aggressive Allocation Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Series Aggressive Allocation Fund (“Fund”) for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Allocation Fund	$36	0.34%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Aggressive Allocation Fund returned 12.09% for the twelve-month period ending December 31, 2024, compared to its broad-based benchmarks, the Russell 3000® Index’s return of 23.81% and the Bloomberg U.S. Aggregate Bond Index’s return of 1.25% for the same time period.
Top Contributors To Performance
From an asset allocation perspective, the allocation to large-cap growth stocks was the top contributor. The 2024 stock market was largely driven by the strong performance of large-cap growth technology companies.
From a manager selection perspective, the Penn Series Real Estate Securities and Quality Bond Funds emerged as the top contributors.
Top Detractors From Performance
From an asset allocation perspective, the allocation to international stocks and large-cap value stocks were the top detractors. Most international economies lagged behind U.S. economic growth in 2024, and the Republican sweep election outcome further strengthened sentiments toward U.S. exceptionalism. Within the U.S. stock market, market breadth was narrow, with value stocks significantly underperforming growth stocks.
From a manager selection perspective, the Penn Series Large Core Growth, Mid Cap Growth and Emerging Markets Equity Funds were the top detractors.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market indices.
Growth of $10,000
For the period December 31, 2014 through December 31, 2024

Average Annual Return [Table Text Block]
Average Annual Total Return (as of December 31, 2024)	1 Year	5 Years	10 Years
Aggressive Allocation Fund	12.09%	6.81%	7.01%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	23.81%	13.86%	12.55%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	(0.33)%	1.35%

Net Assets	$ 57,182,780
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 71,739
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$57,182,780
Total number of portfolio holdings	21
Total advisory fee paid	$71,739
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Index 500 Fund	26.9%
Penn Series Flexibly Managed Fund	9.0%
Penn Series International Equity Fund	8.9%
Penn Series Quality Bond Fund	6.1%
Penn Series Large Cap Value Fund	5.9%
Penn Series Mid Core Value Fund	5.0%
Penn Series Developed International Index Fund	5.0%
Penn Series Real Estate Securities Fund	4.9%
Penn Series Large Core Growth Fund	4.0%
Penn Series Large Core Value Fund	4.0%
Asset Allocation Target

Largest Holdings [Text Block]
Top 10 Holdings
Penn Series Index 500 Fund	26.9%
Penn Series Flexibly Managed Fund	9.0%
Penn Series International Equity Fund	8.9%
Penn Series Quality Bond Fund	6.1%
Penn Series Large Cap Value Fund	5.9%
Penn Series Mid Core Value Fund	5.0%
Penn Series Developed International Index Fund	5.0%
Penn Series Real Estate Securities Fund	4.9%
Penn Series Large Core Growth Fund	4.0%
Penn Series Large Core Value Fund	4.0%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000063368 [Member]
Shareholder Report [Line Items]
Fund Name	Moderately Conservative Allocation Fund
Class Name	Moderately Conservative Allocation Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Series Moderately Conservative Allocation Fund (“Fund”) for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderately Conservative Allocation Fund	$33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Moderately Conservative Allocation Fund returned 7.35% for the twelve-month period ending December 31, 2024, compared to its broad-based benchmarks, the Russell 3000® Index’s return of 23.81% and the Bloomberg U.S. Aggregate Bond Index’s return of 1.25% for the same time period.
Top Contributors To Performance
From an asset allocation perspective, the allocation to large-cap growth stocks and underweight in durations were the top contributors. The 2024 stock market was largely driven by the strong performance of large-cap growth technology companies. On the fixed-income side, the 10-year U.S. Treasury rate rose by 69 basis points, resulting in favorable performance for short-duration fixed-income securities.
From a manager selection perspective, the Penn Series Quality Bond, Limited Maturity Bond and Real Estate Securities Funds emerged as the top contributors.
Top Detractors From Performance
From an asset allocation perspective, the allocation to international stocks and large-cap value stocks were the top detractors. Most international economies lagged behind U.S. economic growth in 2024, and the Republican sweep election outcome further strengthened sentiments toward U.S. exceptionalism. Within the U.S. stock market, market breadth was narrow, with value stocks significantly underperforming growth stocks.
From a manager selection perspective, the Penn Series Flexibly Managed, Large Cap Growth and Mid Core Value Funds were the top detractors.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market indices.
Growth of $10,000
For the period December 31, 2014 through December 31, 2024

Average Annual Return [Table Text Block]
Average Annual Total Return (as of December 31, 2024)	1 Year	5 Years	10 Years
Moderately Conservative Allocation Fund	7.35%	4.35%	4.78%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	23.81%	13.86%	12.55%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	(0.33)%	1.35%

Net Assets	$ 75,762,776
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 94,717
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$75,762,776
Total number of portfolio holdings	15
Total advisory fee paid	$94,717
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Quality Bond Fund	45.0%
Penn Series Index 500 Fund	12.7%
Penn Series Flexibly Managed Fund	7.9%
Penn Series Limited Maturity Bond Fund	7.1%
Penn Series High Yield Bond Fund	5.0%
Penn Series International Equity Fund	3.9%
Penn Series Real Estate Securities Fund	3.9%
Penn Series Mid Core Value Fund	2.9%
Penn Series Developed International Index Fund	2.9%
Penn Series Large Cap Value Fund	2.9%
Asset Allocation Target

Largest Holdings [Text Block]
Top 10 Holdings
Penn Series Quality Bond Fund	45.0%
Penn Series Index 500 Fund	12.7%
Penn Series Flexibly Managed Fund	7.9%
Penn Series Limited Maturity Bond Fund	7.1%
Penn Series High Yield Bond Fund	5.0%
Penn Series International Equity Fund	3.9%
Penn Series Real Estate Securities Fund	3.9%
Penn Series Mid Core Value Fund	2.9%
Penn Series Developed International Index Fund	2.9%
Penn Series Large Cap Value Fund	2.9%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000063369 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Index Fund
Class Name	Small Cap Index Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Series Small Cap Index Fund (“Fund”) for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Index Fund	$75	0.71%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Small Cap Index Fund returned 10.77% for the twelve-months ended December 31, 2024. During the same period, the Russell 3000® Index, the Fund's broad-based benchmark, returned 23.81%, while the Russell 2000® Index, the Fund's performance benchmark, returned 11.54%.
Top Contributors To Performance
On an individual security level, the top contributors to the Fund’s performance during the reporting period were Super Micro Computer Inc., FTAI Aviation Ltd., MicroStrategy Inc., Carvana Company and Sprouts Farmers Market Inc. On a sector level, the top contributors to the Fund’s performance during the reporting period were financials, information technology and industrials.
Top Detractors From Performance
On an individual security level, the top detractors to the Fund’s performance during the reporting period were MARA Holdings Inc., Cytokinetics Inc., StoneCo Ltd., Atkore Inc. and Evolent Health Inc. On a sector level, the top contributors to the Fund’s performance during the reporting period were health care, utilities and energy.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2014 through December 31, 2024

Average Annual Return [Table Text Block]
Average Annual Total Return (as of December 31, 2024)	1 Year	5 Years	10 Years
Small Cap Index Fund	10.77%	6.76%	7.12%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	23.81%	13.86%	12.55%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	11.54%	7.40%	7.82%

Net Assets	$ 84,853,445
Holdings Count | Holding	1,936
Advisory Fees Paid, Amount	$ 254,356
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$84,853,445
Total number of portfolio holdings	1,936
Total advisory fee paid	$254,356
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
FTAI Aviation Ltd.	0.6%
Sprouts Farmers Market, Inc.	0.5%
Insmed, Inc.	0.4%
Vaxcyte, Inc.	0.4%
Applied Industrial Technologies, Inc.	0.4%
Credo Technology Group Holding Ltd.	0.4%
Rocket Lab USA, Inc.	0.3%
Mueller Industries, Inc.	0.3%
Fluor Corp.	0.3%
IonQ, Inc.	0.3%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
FTAI Aviation Ltd.	0.6%
Sprouts Farmers Market, Inc.	0.5%
Insmed, Inc.	0.4%
Vaxcyte, Inc.	0.4%
Applied Industrial Technologies, Inc.	0.4%
Credo Technology Group Holding Ltd.	0.4%
Rocket Lab USA, Inc.	0.3%
Mueller Industries, Inc.	0.3%
Fluor Corp.	0.3%
IonQ, Inc.	0.3%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000063370 [Member]
Shareholder Report [Line Items]
Fund Name	SMID Cap Growth Fund
Class Name	SMID Cap Growth Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Series SMID Cap Growth Fund (“Fund”) for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMID Cap Growth Fund	$111	1.05%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of results
The Penn Series SMID Cap Growth Fund returned 12.20% for the twelve-months ended December 31, 2024. During the same period, the Russell 3000® Index, the Fund's broad-based benchmark, returned 23.81%, while the Russell 2500® Growth Index, the Fund's performance benchmark, returned 13.90%.
Top Contributors To Performance
Natera Inc., a clinical genetic testing company, was the top contributor to returns. The stock appreciated fueled by exceeding average selling price targets for Signatera, a year ahead of schedule, coupled with gross margin expansion led by strong execution in cost of goods sold reduction. EMCOR Group Inc., a provider of end-to-end electrical construction for data centers, was another top contributor. The stock rose, driven by margin expansion from strong project execution and investments in building information modeling and prefabrication to create efficiencies and increase productivity. EMCOR also benefited from higher-than-ever barriers to entry among mechanical contractors.
Top Detractors From Performance
Super Micro Computer Inc., a data center infrastructure company, was the top detractor due to our underweight position. The company benefited from high demand for data centers on the back of recent artificial intelligence advancements. While we believe the company may continue to benefit from its design innovations and supplier partnerships, we sold our position. TransMedics Group, Inc., a medical technology company, was another top detractor. TransMedics shares declined near the end of 2024 as overall U.S. transplant volumes in the third quarter fell amid seasonality headwinds and a challenged macroeconomic environment. We exited the position.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2014 through December 31, 2024

Average Annual Return [Table Text Block]
Average Annual Total Return (as of December 31, 2024)	1 Year	5 Years	10 Years
SMID Cap Growth Fund	12.20%	8.46%	10.08%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	23.81%	13.86%	12.55%
Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)	13.90%	8.08%	9.45%

Material Change Date	Jun. 01, 2024
Net Assets	$ 74,059,207
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 542,941
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$74,059,207
Total number of portfolio holdings	103
Total advisory fee paid	$542,941
Portfolio turnover rate	84%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Applied Industrial Technologies, Inc.	1.8%
Hamilton Lane, Inc., Class A	1.8%
Kinsale Capital Group, Inc.	1.6%
Loar Holdings, Inc.	1.6%
SPX Technologies, Inc.	1.6%
Astera Labs, Inc.	1.6%
Manhattan Associates, Inc.	1.6%
Neurocrine Biosciences, Inc.	1.5%
Natera, Inc.	1.5%
Novanta, Inc.	1.5%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
Applied Industrial Technologies, Inc.	1.8%
Hamilton Lane, Inc., Class A	1.8%
Kinsale Capital Group, Inc.	1.6%
Loar Holdings, Inc.	1.6%
SPX Technologies, Inc.	1.6%
Astera Labs, Inc.	1.6%
Manhattan Associates, Inc.	1.6%
Neurocrine Biosciences, Inc.	1.5%
Natera, Inc.	1.5%
Novanta, Inc.	1.5%

Material Fund Change [Text Block]
Material Fund Changes
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.73% of the Fund’s average daily net assets. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.75% of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.73% of the Fund’s average daily net assets. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.75% of the Fund’s average daily net assets.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000063371 [Member]
Shareholder Report [Line Items]
Fund Name	SMID Cap Value Fund
Class Name	SMID Cap Value Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Series SMID Cap Value Fund (“Fund”) for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMID Cap Value Fund	$124	1.18%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of results
The Penn Series SMID Cap Value Fund returned 9.54% for the twelve-months ended December 31, 2024. During the same period, the Russell 3000® Index, the Fund's broad-based benchmark, returned 23.81%, while the Russell 2500® Value Index, the Fund's performance benchmark, returned 10.98%.
Top Contributors To Performance
Top contributors to performance were Tapestry, MasTec and Dycom Industries. Tapestry rose after announcing in the fourth quarter of 2024 that it would no longer pursue a deal with Capri Holdings, alleviating investor concerns about integration issues and financial leverage, and instead announced a significant share buyback. MasTec reported first quarter 2024 results that were ahead of expectations and showed improvement and growth from the prior quarter. Dycom Industries beat expectations and guiding robust growth for the second quarter 2024, as its telecom customers expand their fiber networks.
Top Detractors From Performance
Top detractors from performance were Adient, AMN Healthcare Services and Integra LifeSciences. Adient lagged despite beating fiscal fourth quarter 2024 revenue and earnings expectations, as investors focused on weakness in European markets and increased competition from Chinese rivals. AMN also detracted despite beating fourth quarter 2024 expectations, as investors sought evidence of growth resumption in its key nursing staffing segment post-pandemic. Integra Life Sciences reported better-than-expected second quarter 2024 earnings results but continued to experience operational issues that dragged down revenue growth and profits.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2014 through December 31, 2024

Average Annual Return [Table Text Block]
Average Annual Total Return (as of December 31, 2024)	1 Year	5 Years	10 Years
SMID Cap Value Fund	9.54%	8.11%	7.20%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	23.81%	13.86%	12.55%
Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes)	10.98%	8.44%	7.81%

Material Change Date	Jun. 01, 2024
Net Assets	$ 50,480,031
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 411,145
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$50,480,031
Total number of portfolio holdings	91
Total advisory fee paid	$411,145
Portfolio turnover rate	55%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Tapestry, Inc.	1.9%
F5, Inc.	1.8%
Bath & Body Works, Inc.	1.7%
C.H. Robinson Worldwide, Inc.	1.7%
Pentair PLC	1.6%
BJ's Wholesale Club Holdings, Inc.	1.5%
Jones Lang LaSalle, Inc.	1.5%
Encompass Health Corp.	1.5%
Cameco Corp.	1.5%
NCR Atleos Corp.	1.5%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
Tapestry, Inc.	1.9%
F5, Inc.	1.8%
Bath & Body Works, Inc.	1.7%
C.H. Robinson Worldwide, Inc.	1.7%
Pentair PLC	1.6%
BJ's Wholesale Club Holdings, Inc.	1.5%
Jones Lang LaSalle, Inc.	1.5%
Encompass Health Corp.	1.5%
Cameco Corp.	1.5%
NCR Atleos Corp.	1.5%

Material Fund Change [Text Block]
Material Fund Changes
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.80% of the Fund’s average daily net assets. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.84% of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.80% of the Fund’s average daily net assets. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.84% of the Fund’s average daily net assets.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000063372 [Member]
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Balanced Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Series Balanced Fund (“Fund”) for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund	$22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Balanced Fund returned 15.20% for the twelve-month period ending December 31, 2024, compared to its broad-based benchmarks, the S&P 500® Index’s return of 25.02% and the Bloomberg U.S. Aggregate Bond Index’s return of 1.25% for the same time period.
Top Contributors To Performance
The fixed income allocation of the Fund, the Penn Series Quality Bond Fund, was the top contributor to performance. The Penn Series Quality Bond Fund’s conservative duration management and yield curve positioning underweight 20- to 30-year maturities added value. Additionally, spread tightening for investment-grade and high yield corporate bonds contributed to excess returns versus its benchmark.
Top Detractors From Performance
There were no significant detractors to performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market indices.
Growth of $10,000
For the period December 31, 2014 through December 31, 2024

Average Annual Return [Table Text Block]
Average Annual Total Return (as of December 31, 2024)	1 Year	5 Years	10 Years
Balanced Fund	15.20%	8.52%	8.29%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	(0.33)%	1.35%

Net Assets	$ 79,204,766
Holdings Count | Holding	2
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$79,204,766
Total number of portfolio holdings	2
Total advisory fee paid	N/A
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Index 500 Fund	59.5%
Penn Series Quality Bond Fund	40.5%
Asset Allocation Target

Largest Holdings [Text Block]	Top 10 Holdings
Penn Series Index 500 Fund	59.5%
Penn Series Quality Bond Fund	40.5%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000063373 [Member]
Shareholder Report [Line Items]
Fund Name	Conservative Allocation Fund
Class Name	Conservative Allocation Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Series Conservative Allocation Fund (“Fund”) for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Allocation Fund	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Conservative Allocation Fund returned 5.75% for the twelve-month period ending December 31, 2024, compared to its broad-based benchmarks, the Russell 3000® Index’s return of 23.81% and the Bloomberg U.S. Aggregate Bond Index’s return of 1.25% for the same time period.
Top Contributors To Performance
From an asset allocation perspective, the allocation to large-cap growth stocks and underweight in durations were the top contributors. The 2024 stock market was largely driven by the strong performance of large-cap growth technology companies. On the fixed-income side, the 10-year U.S. Treasury rate rose by 69 basis points, resulting in favorable performance for short-duration fixed-income securities.
From a manager selection perspective, the Penn Series Quality Bond and Limited Maturity Bond Funds emerged as the top contributors.
Top Detractors From Performance
From an asset allocation perspective, the allocation to international stocks and large-cap value stocks were the top detractors. Most international economies lagged behind U.S. economic growth in 2024, and the Republican sweep election outcome further strengthened sentiments toward U.S. exceptionalism. Within the U.S. stock market, market breadth was narrow, with value stocks significantly underperforming growth stocks.
From a manager selection perspective, the Penn Series Flexibly Managed, Large Core Value and Mid Core Value Funds were the top detractors.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market indices.
Growth of $10,000
For the period December 31, 2014 through December 31, 2024

Average Annual Return [Table Text Block]
Average Annual Total Return (as of December 31, 2024)	1 Year	5 Years	10 Years
Conservative Allocation Fund	5.75%	3.06%	3.55%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	23.81%	13.86%	12.55%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	(0.33)%	1.35%

Net Assets	$ 42,853,265
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 54,981
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$42,853,265
Total number of portfolio holdings	10
Total advisory fee paid	$54,981
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Quality Bond Fund	60.1%
Penn Series Limited Maturity Bond Fund	12.2%
Penn Series Flexibly Managed Fund	7.9%
Penn Series Index 500 Fund	7.9%
Penn Series High Yield Bond Fund	5.0%
Penn Series Mid Core Value Fund	2.0%
Penn Series Developed International Index Fund	2.0%
Penn Series Real Estate Securities Fund	1.9%
Penn Series Large Core Value Fund	1.0%
Asset Allocation Target

Largest Holdings [Text Block]
Top 10 Holdings
Penn Series Quality Bond Fund	60.1%
Penn Series Limited Maturity Bond Fund	12.2%
Penn Series Flexibly Managed Fund	7.9%
Penn Series Index 500 Fund	7.9%
Penn Series High Yield Bond Fund	5.0%
Penn Series Mid Core Value Fund	2.0%
Penn Series Developed International Index Fund	2.0%
Penn Series Real Estate Securities Fund	1.9%
Penn Series Large Core Value Fund	1.0%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000063374 [Member]
Shareholder Report [Line Items]
Fund Name	Developed International Index Fund
Class Name	Developed International Index Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Series Developed International Index Fund (“Fund”) for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Developed International Index Fund	$95	0.94%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Developed International Index Fund returned 2.57% for the twelve-months ended December 31, 2024. During the same period, the MSCI EAFE Index, the Fund's broad-based benchmark, returned 3.82%.
Top Contributors To Performance
On an individual security level, the top contributors to the Fund’s performance during the reporting period were SAP, HSBC Holdings and Recruit Holdings. On a sector level, the top contributors to the Fund’s performance during the reporting period were financials, industrials and communication services.
Top Detractors From Performance
On an individual security level, the top detractors from the Fund’s performance during the reporting period were Novo Nordisk, ASML Holding and Nestle. On a sector level, the top detractors from performance during the reporting period were information technology, consumer discretionary and consumer staples.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index.
Growth of $10,000
For the period December 31, 2014 through December 31, 2024

Average Annual Return [Table Text Block]
Average Annual Total Return (as of December 31, 2024)	1 Year	5 Years	10 Years
Developed International Index Fund	2.57%	3.94%	4.51%
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes, except that it is net of withholding taxes on foreign dividends)	3.82%	4.73%	5.20%

Net Assets	$ 78,716,779
Holdings Count | Holding	732
Advisory Fees Paid, Amount	$ 247,853
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$78,716,779
Total number of portfolio holdings	732
Total advisory fee paid (net of waivers)	$247,853
Portfolio turnover rate	2%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
ASML Holding N.V.	1.7%
Novo Nordisk A/S, Class B	1.7%
SAP S.E.	1.6%
Nestle S.A.	1.3%
AstraZeneca PLC	1.2%
Toyota Motor Corp.	1.2%
Roche Holding AG	1.2%
Shell PLC	1.2%
Novartis AG	1.2%
LVMH Moet Hennessy Louis Vuitton S.E.	1.1%
Sector Allocation [1]
Country Allocation
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
ASML Holding N.V.	1.7%
Novo Nordisk A/S, Class B	1.7%
SAP S.E.	1.6%
Nestle S.A.	1.3%
AstraZeneca PLC	1.2%
Toyota Motor Corp.	1.2%
Roche Holding AG	1.2%
Shell PLC	1.2%
Novartis AG	1.2%
LVMH Moet Hennessy Louis Vuitton S.E.	1.1%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000063375 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equity Fund
Class Name	Emerging Markets Equity Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Series Emerging Markets Equity Fund (“Fund”) for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund	$131	1.34%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Emerging Markets Equity Fund returned -3.74% for the twelve-months ended December 31, 2024. During the same period, the MSCI Emerging Markets Index, the Fund's broad-based benchmark, returned 7.50%.
Top Contributors To Performance
Accton Technology Corp. reported third quarter revenue growth of +26% year-over-year and EPS growth of +11%. While weaker gross margins dampened third quarter earnings growth, the company struck a positive tone in its outlook.
Taiwan Semiconductor Manufacturing Company continues to benefit from artificial intelligence (AI) related tailwinds given its position as the world’s largest dedicated foundry in the semiconductor industry. The company delivered strong third quarter 2024 results, with gross profit margins reaching 58% and raised top-line growth guidance.
Elite Material Co Ltd shares rallied as the company has seen improving sales supported by application-specific integrated circuits (ASIC) demand and AI spending. Sales have increased +50% year-over-year as customer demand continues to rise.
Top Detractors From Performance
AIA Group Ltd declined along with China-related companies that had advanced in September following stimulus announcements by the government. Despite its share price weakness, AIA reported good third quarter results, with growth in Hong Kong particularly strong.
Alibaba Group Holding Ltd’s stock declined given its China focus. The company is showing gradual, albeit slow top-line improvements in its core e-commerce business as the consumer backdrop remains challenged. Longer term, Alibaba remains well-positioned.
Bangkok Dusit Med Service (BDMS) fourth quarter expectations were reduced due to slower domestic volumes, contributing to just over 70% of BDMS’ revenue, which resulted in weaker performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index.
Growth of $10,000
For the period December 31, 2014 through December 31, 2024

Average Annual Return [Table Text Block]
Average Annual Total Return (as of December 31, 2024)	1 Year	5 Years	10 Years
Emerging Markets Equity Fund	(3.74)%	(4.82)%	(0.26)%
MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes)	7.50%	1.70%	3.64%

Material Change Date	Jun. 01, 2024
Net Assets	$ 71,350,775
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 678,829
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$71,350,775
Total number of portfolio holdings	68
Total advisory fee paid	$678,829
Portfolio turnover rate	72%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	9.2%
Tencent Holdings Ltd.	7.7%
AIA Group Ltd.	3.2%
Accton Technology Corp.	3.0%
Cipla Ltd.	2.6%
President Chain Store Corp.	2.5%
ICICI Bank Ltd.	2.4%
Trip.com Group Ltd.	2.3%
Alibaba Group Holding Ltd.	1.9%
Hon Hai Precision Industry Co., Ltd.	1.9%
Sector Allocation [1]
Country Allocation
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	9.2%
Tencent Holdings Ltd.	7.7%
AIA Group Ltd.	3.2%
Accton Technology Corp.	3.0%
Cipla Ltd.	2.6%
President Chain Store Corp.	2.5%
ICICI Bank Ltd.	2.4%
Trip.com Group Ltd.	2.3%
Alibaba Group Holding Ltd.	1.9%
Hon Hai Precision Industry Co., Ltd.	1.9%

Material Fund Change [Text Block]
Material Fund Changes
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.83% of the Fund’s average daily net assets. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.87% of the Fund’s average daily net assets.

Material Fund Change Expenses [Text Block]
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.83% of the Fund’s average daily net assets. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.87% of the Fund’s average daily net assets.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000063376 [Member]
Shareholder Report [Line Items]
Fund Name	Large Core Growth Fund
Class Name	Large Core Growth Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Series Large Core Growth Fund (“Fund”) for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Core Growth Fund	$95	0.85%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Large Core Growth Fund returned 22.96% for the twelve-months ended December 31, 2024. During the same period, the Russell 1000® Index, the Fund's broad-based benchmark, returned 24.51%, while the Russell 1000® Growth Index, the Fund's performance benchmark, returned 33.36%.
Top Contributors To Performance
Top contributors were Motorola Solutions Inc., not owning Merck & Co. Inc., and our position in Taiwan Semiconductor Manufacturing Company (TSMC). Motorola is a market leader in land-mobile radio infrastructure, video monitoring software and services for public safety. The company benefits from a significant presence in the first-responder market and consistent municipal spending. TSMC, the largest semiconductor maker in the world, has benefited from advancements in semiconductors and growth in data centers. Despite cyclical declines in some areas, the industry’s reliance on TSMC was evident, reflecting its competitive position.
Top Detractors From Performance
The largest detractors were CoStar Group Inc., not owning Broadcom Inc., and our position in VeriSign Inc. CoStar, a real estate database and research firm, struggled as the market digested its new business vertical, Homes.com. Shareholders were concerned about the significant resource allocation toward this business, though the core business remains solid. We continue to assess the Homes.com business. VeriSign, the internet registrar for .com and .net domains, remains a monopoly with government-enabled price escalators. Recently, internet domain registrations declined due to weakness in China and weak demand from domain investors.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2014 through December 31, 2024

Average Annual Return [Table Text Block]
Average Annual Total Return (as of December 31, 2024)	1 Year	5 Years	10 Years
Large Core Growth Fund	22.96%	5.47%	8.79%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	24.51%	14.28%	12.87%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	33.36%	18.96%	16.78%

Net Assets	$ 134,736,795
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 756,071
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$134,736,795
Total number of portfolio holdings	38
Total advisory fee paid	$756,071
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Microsoft Corp.	11.4%
NVIDIA Corp.	10.6%
Apple, Inc.	7.5%
Alphabet, Inc., Class A	6.4%
Amazon.com, Inc.	5.2%
Visa, Inc., Class A	4.9%
Salesforce, Inc.	3.3%
Intercontinental Exchange, Inc.	3.2%
UnitedHealth Group, Inc.	3.1%
Motorola Solutions, Inc.	2.9%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
Microsoft Corp.	11.4%
NVIDIA Corp.	10.6%
Apple, Inc.	7.5%
Alphabet, Inc., Class A	6.4%
Amazon.com, Inc.	5.2%
Visa, Inc., Class A	4.9%
Salesforce, Inc.	3.3%
Intercontinental Exchange, Inc.	3.2%
UnitedHealth Group, Inc.	3.1%
Motorola Solutions, Inc.	2.9%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000063377 [Member]
Shareholder Report [Line Items]
Fund Name	Large Core Value Fund
Class Name	Large Core Value Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Series Large Core Value Fund (“Fund”) for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Core Value Fund	$97	0.92%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Large Core Value Fund returned 11.54% for the twelve-months ended December 31, 2024. During the same period, the Russell 1000® Index, the Fund's broad-based benchmark, returned 24.51%, while the Russell 1000® Value Index, the Fund's performance benchmark, returned 14.37%.
Top Contributors To Performance
Stock selection within the health care sector was the largest contributor to performance for the year, followed by selection gains within the communication services, materials and information technology sectors. Overweights to the utilities and consumer staples sectors and an underweight to consumer discretionary were also additive. Top performing stocks for the year included an overweight to trading and brokerage services company Interactive Brokers Group, lack of exposure to computing giant Intel Corporation, and an overweight to financial services firm Wells Fargo & Company.
Top Detractors From Performance
Both overall stock selection and sector allocation were detractors for the year. Stock selection within consumer staples was the single largest detractor, followed by selection results within the industrials sector. The Fund’s underweight to financials negatively impacted results, while selection within the sector was also a slight detractor. An overweight to health care and stock selection within energy also materially weighed on relative results. Top detractors for the year included overweights to discount retailer Dollar Tree, Inc. and automotive power and sensor semiconductor manufacturer ON Semiconductor Corporation, and lack of exposure to investment bank JPMorgan Chase & Co.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market index and an additional index with characteristics relevant to the Fund for the same period.
Growth of $10,000
For the period December 31, 2014 through December 31, 2024

Average Annual Return [Table Text Block]
Average Annual Total Return (as of December 31, 2024)	1 Year	5 Years	10 Years
Large Core Value Fund	11.54%	8.36%	8.52%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	24.51%	14.28%	12.87%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	14.37%	8.68%	8.49%

Material Change Date	Jun. 01, 2024
Net Assets	$ 126,397,529
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 884,961
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$126,397,529
Total number of portfolio holdings	66
Total advisory fee paid	$884,961
Portfolio turnover rate	50%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Wells Fargo & Co.	3.0%
Bristol-Myers Squibb Co.	2.9%
The Walt Disney Co.	2.8%
American International Group, Inc.	2.6%
Cisco Systems, Inc.	2.6%
Bank of America Corp.	2.5%
Emerson Electric Co.	2.5%
Reinsurance Group of America, Inc.	2.5%
UnitedHealth Group, Inc.	2.4%
AbbVie, Inc.	2.4%
Sector Allocation [1]
[1] Sector allocation is presented as a percentage of total investments before short-term investments.

Largest Holdings [Text Block]
Top 10 Holdings
Wells Fargo & Co.	3.0%
Bristol-Myers Squibb Co.	2.9%
The Walt Disney Co.	2.8%
American International Group, Inc.	2.6%
Cisco Systems, Inc.	2.6%
Bank of America Corp.	2.5%
Emerson Electric Co.	2.5%
Reinsurance Group of America, Inc.	2.5%
UnitedHealth Group, Inc.	2.4%
AbbVie, Inc.	2.4%

Material Fund Change [Text Block]
Material Fund Changes
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.64% of the Fund’s average daily net assets up to $150 million, 0.62% of the Fund’s average daily net assets on the next $250 million, and 0.60% of the Fund’s average daily net assets over $400 million. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.67% of the Fund’s average daily net assets up to $150 million, 0.65%of the Fund’s average daily net assets on the next $250 million, and 0.60% of the Fund’s average daily net assets over $400 million.

Material Fund Change Expenses [Text Block]
Effective June 1, 2024, the Fund’s investment advisory fee was reduced and calculated daily at the annual rate of 0.64% of the Fund’s average daily net assets up to $150 million, 0.62% of the Fund’s average daily net assets on the next $250 million, and 0.60% of the Fund’s average daily net assets over $400 million. Prior to June 1, 2024, the Fund’s investment advisory fee was calculated daily at the annual rate of 0.67% of the Fund’s average daily net assets up to $150 million, 0.65%of the Fund’s average daily net assets on the next $250 million, and 0.60% of the Fund’s average daily net assets over $400 million.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000063378 [Member]
Shareholder Report [Line Items]
Fund Name	Moderate Allocation Fund
Class Name	Moderate Allocation Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Series Moderate Allocation Fund (“Fund”) for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderate Allocation Fund	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Moderate Allocation Fund returned 9.13% for the twelve-month period ending December 31, 2024, compared to its broad-based benchmarks, the Russell 3000® Index’s return of 23.81% and the Bloomberg U.S. Aggregate Bond Index’s return of 1.25% for the same time period.
Top Contributors To Performance
From an asset allocation perspective, the allocation to large-cap growth stocks and underweight in durations were the top contributors. The 2024 stock market was largely driven by the strong performance of large-cap growth technology companies. On the fixed-income side, the 10-year U.S. Treasury rate rose by 69 basis points, resulting in favorable performance for short-duration fixed-income securities.
From a manager selection perspective, the Penn Series Quality Bond, Limited Maturity Bond and Real Estate Securities Funds emerged as the top contributors.
Top Detractors From Performance
From an asset allocation perspective, the allocation to international stocks and large-cap value stocks were the top detractors. Most international economies lagged behind U.S. economic growth in 2024, and the Republican sweep election outcome further strengthened sentiments toward U.S. exceptionalism. Within the U.S. stock market, market breadth was narrow, with value stocks significantly underperforming growth stocks.
From a manager selection perspective, the Penn Series Mid Cap Growth, Emerging Markets Equity and Mid Core Value Funds were the top detractors.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market indices.
Growth of $10,000
For the period December 31, 2014 through December 31, 2024

Average Annual Return [Table Text Block]
Average Annual Total Return (as of December 31, 2024)	1 Year	5 Years	10 Years
Moderate Allocation Fund	9.13%	5.33%	5.78%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	23.81%	13.86%	12.55%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	(0.33)%	1.35%

Net Assets	$ 199,124,068
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 250,650
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$199,124,068
Total number of portfolio holdings	19
Total advisory fee paid	$250,650
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Quality Bond Fund	30.3%
Penn Series Index 500 Fund	19.8%
Penn Series Flexibly Managed Fund	9.0%
Penn Series Mid Core Value Fund	4.9%
Penn Series High Yield Bond Fund	4.1%
Penn Series International Equity Fund	4.0%
Penn Series Developed International Index Fund	3.9%
Penn Series Real Estate Securities Fund	3.9%
Penn Series Limited Maturity Bond Fund	3.1%
Penn Series Large Cap Value Fund	2.9%
Asset Allocation Target

Largest Holdings [Text Block]
Top 10 Holdings
Penn Series Quality Bond Fund	30.3%
Penn Series Index 500 Fund	19.8%
Penn Series Flexibly Managed Fund	9.0%
Penn Series Mid Core Value Fund	4.9%
Penn Series High Yield Bond Fund	4.1%
Penn Series International Equity Fund	4.0%
Penn Series Developed International Index Fund	3.9%
Penn Series Real Estate Securities Fund	3.9%
Penn Series Limited Maturity Bond Fund	3.1%
Penn Series Large Cap Value Fund	2.9%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000063379 [Member]
Shareholder Report [Line Items]
Fund Name	Moderately Aggressive Allocation Fund
Class Name	Moderately Aggressive Allocation Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Penn Series Moderately Aggressive Allocation Fund (“Fund”) for the period of January 01, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pennmutual.com/FundLiterature. You can also request this information by contacting us at 1-800-523-0650.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-523-0650
Additional Information Website	www.pennmutual.com/FundLiterature
Expenses [Text Block]	Fund Expenses Based on a hypothetical $10,000 investment
Fund	Cost of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderately Aggressive Allocation Fund	$32	0.30%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of results
The Penn Series Moderately Aggressive Allocation Fund returned 11.05% for the twelve-month period ending December 31, 2024, compared to its broad-based benchmarks, the Russell 3000® Index’s return of 23.81% and the Bloomberg U.S. Aggregate Bond Index’s return of 1.25% for the same time period.
Top Contributors To Performance
From an asset allocation perspective, the allocation to large-cap growth stocks and underweight in durations were the top contributors. The 2024 stock market was largely driven by the strong performance of large-cap growth technology companies. On the fixed-income side, the 10-year U.S. Treasury rate rose by 69 basis points, resulting in favorable performance for short-duration fixed-income securities.
From a manager selection perspective, the Penn Series Quality Bond, Limited Maturity Bond and Real Estate Securities Funds emerged as the top contributors.
Top Detractors From Performance
From an asset allocation perspective, the allocation to international stocks and large-cap value stocks were the top detractors. Most international economies lagged behind U.S. economic growth in 2024, and the Republican sweep election outcome further strengthened sentiments toward U.S. exceptionalism. Within the U.S. stock market, market breadth was narrow, with value stocks significantly underperforming growth stocks.
From a manager selection perspective, the Penn Series Mid Cap Growth, Mid Core Value and Emerging Markets Equity Funds were the top detractors.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph shows the change in value of an assumed $10,000 investment in the Fund over the most recent 10 years, as well as the Fund's appropriate broad-based securities market indices.
Growth of $10,000
For the period December 31, 2014 through December 31, 2024

Average Annual Return [Table Text Block]
Average Annual Total Return (as of December 31, 2024)	1 Year	5 Years	10 Years
Moderately Aggressive Allocation Fund	11.05%	6.53%	6.76%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	23.81%	13.86%	12.55%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	(0.33)%	1.35%

Net Assets	$ 198,018,922
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 244,001
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$198,018,922
Total number of portfolio holdings	21
Total advisory fee paid	$244,001
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, with each category representing a percentage of the Fund's total investments.
Top 10 Holdings
Penn Series Index 500 Fund	23.9%
Penn Series Quality Bond Fund	15.2%
Penn Series Flexibly Managed Fund	9.0%
Penn Series International Equity Fund	6.9%
Penn Series Large Cap Value Fund	5.9%
Penn Series Mid Core Value Fund	5.0%
Penn Series Developed International Index Fund	5.0%
Penn Series Real Estate Securities Fund	4.9%
Penn Series Large Core Value Fund	4.0%
Penn Series Small Cap Index Fund	3.9%
Asset Allocation Target

Largest Holdings [Text Block]
Top 10 Holdings
Penn Series Index 500 Fund	23.9%
Penn Series Quality Bond Fund	15.2%
Penn Series Flexibly Managed Fund	9.0%
Penn Series International Equity Fund	6.9%
Penn Series Large Cap Value Fund	5.9%
Penn Series Mid Core Value Fund	5.0%
Penn Series Developed International Index Fund	5.0%
Penn Series Real Estate Securities Fund	4.9%
Penn Series Large Core Value Fund	4.0%
Penn Series Small Cap Index Fund	3.9%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.